Segmental reporting (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Analysis of results by business
The below table also includes Head Office which comprises head office and legacy businesses, as well as the FTE employed by Barclays Execution Services.

Analysis of results by business
	Barclays UK	Restated[a] Barclays International	Head Office	Restated[a] Group Results
	£m	£m	£m	£m
For the year ended 31 December 2021
Total income	6,536	15,665	(261)	21,940
Credit impairment releases	365	288	—	653
Net operating income/(expenses)	6,901	15,953	(261)	22,593
Operating costs	(4,357)	(9,076)	(659)	(14,092)
UK bank levy	(36)	(134)	—	(170)
Litigation and conduct	(37)	(345)	(15)	(397)
Total operating expenses	(4,430)	(9,555)	(674)	(14,659)
Other net income[b]	—	40	220	260
Profit/(loss) before tax	2,471	6,438	(715)	8,194
Total assets (£bn)	321.2	1,044.1	19.0	1,384.3
Number of employees (full time equivalent)[c]	7,100	10,400	64,100	81,600
Average number of employees (full time equivalent)				82,900
Notes
a    2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
b    Other net income represents the share of post-tax results of associates and joint ventures, profit on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.
c    Barclays UK has transformed its business this year and consolidated all Customer Care employees, who directly serve customers, into Barclays Execution Services, within the Head Office segment, to improve customer service and experience. Costs are recharged, while FTE's are reported within Head Office, as at 31 December 2021 10,700 FTE were impacted by the move from Barclays UK to Head Office, prior years have not been restated.

	Barclays UKb	Barclays International[b]	Head Office	Group results
	£m	£m	£m	£m
For the year ended 31 December 2020
Total income	6,347	15,921	(502)	21,766
Credit impairment charges	(1,467)	(3,280)	(91)	(4,838)
Net operating income/(expenses)	4,880	12,641	(593)	16,928
Operating costs	(4,270)	(8,765)	(399)	(13,434)
UK bank levy	(50)	(240)	(9)	(299)
Litigation and conduct	(32)	(48)	(73)	(153)
Total operating expenses	(4,352)	(9,053)	(481)	(13,886)
Other net income/(expenses)[a]	18	28	(23)	23
Profit/(loss) before tax	546	3,616	(1,097)	3,065
Total assets (£bn)	289.1	1,041.8	18.6	1,349.5
Number of employees (full time equivalent)	21,300	10,800	50,900	83,000
Average number of employees (full time equivalent)				81,800
Notes
a    Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.
b    On 1 April 2020, assets of £2.2bn relating to the Barclays Partner Finance business were moved from Barclays International to Barclays UK, with net operating income of £19m and loss before tax of £5m subsequently recognised in Barclays UK for the rest of 2020. The 2019 comparative figures have not been restated.

	Barclays UK	Barclays International	Head Office	Group results
	£m	£m	£m	£m
For the year ended 31 December 2019
Total income	7,353	14,675	(396)	21,632
Credit impairment charges	(712)	(1,173)	(27)	(1,912)
Net operating income/(expenses)	6,641	13,502	(423)	19,720
Operating costs	(3,996)	(9,163)	(200)	(13,359)
UK bank levy	(41)	(174)	(11)	(226)
Litigation and conduct	(1,582)	(116)	(151)	(1,849)
Total operating expenses	(5,619)	(9,453)	(362)	(15,434)
Other net income[a]	—	69	2	71
Profit/(loss) before tax	1,022	4,118	(783)	4,357
Total assets (£bn)	257.8	861.4	21.0	1,140.2
Number of employees (full time equivalent)	21,400	11,200	48,200	80,800
Average number of employees (full time equivalent)				82,700
Note
a    Other net income represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

Income by geographic region

Income by geographic region[a]
	2021	2020	2019
For the year ended 31 December	£m	£m	£m
United Kingdom	11,256	11,211	11,809
Europe	2,372	2,059	1,754
Americas	7,199	7,425	7,064
Africa and Middle East	45	36	59
Asia	1,068	1,035	946
Total	21,940	21,766	21,632
.
Income from individual countries which represent more than 5% of total income[a]
	2021	2020	2019
For the year ended 31 December	£m	£m	£m
United Kingdom	11,256	11,211	11,809
United States	7,048	7,318	6,939
Note
a The geographical analysis is based on the location of the office where the transactions are recorded.